ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Thousands			12 Months Ended
	Jan. 04, 2021 USD ($)	Dec. 30, 2020 USD ($) oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Gain on sale of Sadiola			$ 0	$ 4,100
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received				42,300
Deferred consideration - milestone payments				14,300
Gain on sale of Sadiola		$ 4,100		$ 4,100
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received		50,000
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | Trigger One
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 25,000
Contingent consideration receivable, production milestone | oz		250,000
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | Trigger Two
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 25,000
Contingent consideration receivable, production milestone | oz		250,000
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | Trigger Three
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 2,500
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received	$ 3,600
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | AGA
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received		25,000
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | AGA | Trigger One
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | AGA | Trigger Two
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | AGA | Trigger Three
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		1,250
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | AGA | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received	1,800
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | IAMGOLD CORP
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received		25,000
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | IAMGOLD CORP | Trigger One
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | IAMGOLD CORP | Trigger Two
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | IAMGOLD CORP | Trigger Three
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 1,250
Allied Gold Corp | Disposal groups classified as held for sale | Sadiola | IAMGOLD CORP | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received	$ 1,800